INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year ended December 31
	2016	2015	2014
Composition of deferred tax assets:	US Dollars

Provision for vacation	1,216	943	2,675
Non capital loss carry forwards	530,306	445,741	292,000
Valuation allowance	(531,522)	(446,684)	(294,675)
	-	-	-